Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	¥ (97)	¥ (59)
Additions	(357)	(38)
Write-offs
Balance at end of the year	¥ (454)	¥ (97)